Employee Benefit Plans (Details) $ in Thousands	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) plan	Dec. 31, 2020 USD ($) plan
Defined Contribution Plan Disclosure [Line Items]
Number of Plans | plan		5	3
Expense recognized for matching contribution | $	$ 0	$ 591	$ 187
Redwire plan
Defined Contribution Plan Disclosure [Line Items]
Matching contribution (Percentage)	50.00%		50.00%
Roccor plan
Defined Contribution Plan Disclosure [Line Items]
Matching contribution (Percentage)		4.00%	100.00%
LoadPath plan
Defined Contribution Plan Disclosure [Line Items]
Matching contribution (Percentage)		100.00%	100.00%
Oakman Plan
Defined Contribution Plan Disclosure [Line Items]
Matching contribution (Percentage)		100.00%
DPSS Plan
Defined Contribution Plan Disclosure [Line Items]
Matching contribution (Percentage)		100.00%